Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings/(loss) per common share
Net income/(loss)	$ 19.7	$ 53.7	$ (22.8)	$ 134.9
Weighted average basic common shares outstanding (in shares)	108,627,579	117,089,293	110,077,312	117,373,655
Earnings/(loss) per common share (in dollars per share)	$ 0.18	$ 0.46	$ (0.21)	$ 1.15
Earnings/(loss) per diluted common share
Share-based compensation plans (in shares)	508,245	535,729	0	487,327
Weighted average diluted common shares outstanding (in shares)	109,135,824	117,625,022	110,077,312	117,860,982
Earnings/(loss) per diluted common share (in dollars per share)	$ 0.18	$ 0.46	$ (0.21)	$ 1.14